CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	30,000	30,000
Common stock, shares outstanding	30,000	30,000
Class A common stock subject to possible redemption
Shares subject to possible redemption	2,090,269	2,090,269	8,348,384
Redemption price per share	$ 10.63	$ 10.51	$ 10.09
Class A common stock not subject to possible redemption
Common stock, shares issued		30,000	30,000
Common stock, shares outstanding		30,000	30,000	8,348,384
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	18,750,000	18,750,000	18,750,000
Common stock, shares outstanding	18,750,000	18,750,000	18,750,000